Other income	12 Months Ended
Mar. 31, 2025
Other Income
Other income

10	Other income

	March 31,
	2023	2024	2025
Liability no longer required to be paid	140,693	100,492	106,571
Gain on termination/rent concession of leases (Refer note 42)	1,811	-	619
Gain on sale of property, plant and equipment (net)	3,800	705	770
Miscellaneous income	6,216	1,165	997
Total	152,520	102,362	108,957

Liability no longer required to be paid represent trade payables in respect of which the Group does not have any further obligation.